Other disclosures - Fair value of financial liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Carrying amount
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	€ 1,126,069	€ 1,044,240	€ 1,039,343
Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	1,132,771	1,047,930	1,041,841
Level 1 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	52,896	43,306	62,539
Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	153,600	136,835	151,768
Level 2 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	316,448	276,627	272,314
Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	196	86	324	€ 552
Level 3 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	763,427	727,997	706,988
Deposits | Carrying amount
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	883,320	791,646	795,679
Deposits | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	883,880	792,172	795,301
Deposits | Level 2 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	177,147	90,271	109,491
Deposits | Level 3 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	706,733	701,901	685,810
Debt instruments and other financial liabilities | Carrying amount
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	242,749	252,594	243,664
Debt instruments and other financial liabilities | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	248,891	255,758	246,540
Debt instruments and other financial liabilities | Level 1 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	52,896	43,306	62,539
Debt instruments and other financial liabilities | Level 2 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	139,301	186,356	162,823
Debt instruments and other financial liabilities | Level 3 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	€ 56,694	€ 26,096	€ 21,178